RELATED PARTY TRANSACTIONS - Narrative (Details) $ / shares in Units, $ in Thousands				1 Months Ended						3 Months Ended	12 Months Ended
	Jul. 22, 2020 shares	Jun. 03, 2020 $ / shares shares	Jun. 02, 2020 $ / shares	Jun. 30, 2020 USD ($)	May 31, 2020 shares	Mar. 31, 2020 USD ($) $ / shares shares	Oct. 31, 2019 USD ($)	Sep. 30, 2019 USD ($) $ / shares shares	Dec. 31, 2018 shares	Jun. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares		Dec. 31, 2019 USD ($) $ / shares shares
Related Party Transaction [Line Items]
Options granted (in shares) | shares											0
Stock-based compensation expense											$ 205,711	$ 137,991		$ 4,858
Granted (in dollars per share) | $ / shares											$ 0
Weighted average grant date fair value (in dollars per share) | $ / shares												$ 6.92		$ 0.75
Options, weighted average remaining contractual term											6 years 10 months 13 days	7 years 9 months 25 days
Issuance of redeemable convertible preferred stock, net of issuance costs (in shares) | shares	22,877,806
Premium on repurchase of redeemable convertible preferred stock										$ 13,400	$ 0	$ 13,407		$ 16,816
Common Stock
Related Party Transaction [Line Items]
Issuance of redeemable convertible preferred stock, net of issuance costs (in shares) | shares											14,213,498	6,581,340	[1]	6,671,998	[1]
Series D Preferred Stock
Related Party Transaction [Line Items]
Stock issued during period (in shares) | shares								25,661,448
Sale of stock, consideration received on transaction, license value								$ 50,000
Sale of stock, consideration received on transaction, value of in-kind services								100,000
Sale of stock, consideration received on transaction								$ 100,000				$ 50,000
Series D redeemable convertible preferred stock in exchange for licensed technology (in shares) | shares												9,443,353
Issuance of redeemable convertible preferred stock, net of issuance costs (in shares) | shares												5,132,289
Convertible preferred stock per share (in usd per share) | $ / shares								$ 9.74
M&M Residual, LLC
Related Party Transaction [Line Items]
Stock repurchased during the period (in shares) | shares		7,000,000
Shares repurchased, price per share (in dollars per share) | $ / shares		$ 10.00	$ 10.00
Iveco | Series D Preferred Stock
Related Party Transaction [Line Items]
Sale of stock, consideration received on transaction														$ 50,000
Series D redeemable convertible preferred stock in exchange for licensed technology (in shares) | shares														5,953,515
Issuance of redeemable convertible preferred stock, net of issuance costs (in shares) | shares														5,132,291
Chief Executive Officer | Reissued Performance Stock
Related Party Transaction [Line Items]
Options granted (in shares) | shares					180,153				6,005,139
Stock-based compensation expense				$ 7,200
Chief Executive Officer | Performance Shares
Related Party Transaction [Line Items]
Granted (in dollars per share) | $ / shares											$ 1.39
Weighted average grant date fair value (in dollars per share) | $ / shares											$ 1.20
Options, weighted average remaining contractual term											6 years 5 months 4 days
Affiliated Entity
Related Party Transaction [Line Items]
Stock repurchased during the period (in shares) | shares						2,850,930
Shares repurchased, price per share (in dollars per share) | $ / shares						$ 8.77
Accounts payable, related parties												$ 2,800
Accrued expenses with related parties												800
Stock repurchased during the period						$ 25,000
Affiliated Entity | Common Stock
Related Party Transaction [Line Items]
Issuance of Series D redeemable convertible preferred stock for in-kind contribution, gross												92,000
Affiliated Entity | Series D Preferred Stock
Related Party Transaction [Line Items]
Percentage of financing redeemed								0.05
Affiliated Entity | Series B Preferred Stock
Related Party Transaction [Line Items]
Temporary equity repurchased (in shares) | shares								3,575,750
Temporary equity repurchased, price per share (in usd per share) | $ / shares								$ 8.77
Share price as percentage of financing								0.90
Temporary equity repurchased and retired during period, value							$ 31,400
Affiliated Entity | Iveco | Common Stock
Related Party Transaction [Line Items]
Issuance of Series D redeemable convertible preferred stock for in-kind contribution, gross														$ 8,000
Aircraft Charter | Chief Executive Officer
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party												1,600		200
Prepaid In-Kind Services | Affiliated Entity
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party											$ 46,300	45,700		8,000
Due from related parties											$ 0	46,300
Related Party Research And Development Expense | Affiliated Entity
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party												$ 15,100		$ 14,100

[1]	Issuance of redeemable convertible preferred stock and convertible preferred stock warrants have been retroactively restated to give effect to the recapitalization transaction.